Risk Management Activities - Summary of the Exposure to Credit Risk for Trade Receivables by Geographic Region (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Cash and cash equivalents	$ 515.0	$ 219.7	[1]	$ 393.8	$ 393.8	[1]	$ 471.0
Environmental trust funds	69.5	60.8	[1]	$ 55.5	$ 55.5
Banks and financial institutions [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Environmental trust funds	$ 69.5	$ 60.8

[1]	Refer note 42.